SHARE-BASED PLANS - Narrative (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Performance period	3 years
Post-vesting period	2 years
Weighted average remaining contractual life of outstanding share options	1 year 14 days	11 months 19 days	1 year 3 months